Other Operating Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other operating expenses [abstract]
Cost related to lease of investment properties	¥ (13,439)	¥ (15,625)	¥ (16,199)
Others	(31,273)	(9,061)	(5,726)
Other operating expenses	¥ (44,712)	¥ (24,686)	¥ (21,925)